Schedule of plant and equipment (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	$ 370,204	$ 494,130
Additions	136,599
Disposals	(10,678)	(14,929)
Written-off	(269,411)	(108,997)
Exchange adjustment	(8,386)
Plant and equipment, cost	218,328	370,204	$ 494,130
Plant and equipment, accumulated depreciation	364,160	373,685
Depreciation	63,557	55,754	207,649
Disposals	(1,765)	(9,577)
Written-off	(269,411)	(55,702)
Exchange adjustment	(6,556)
Plant and equipment, accumulated depreciation	149,985	364,160	373,685
Plant and equipment, carrying amount	68,343	6,044
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	95,220	96,232
Additions	42,202
Disposals		(1,012)
Written-off
Exchange adjustment	(737)
Plant and equipment, cost	136,685	95,220	96,232
Plant and equipment, accumulated depreciation	95,147	91,815
Depreciation	26,578	4,146
Disposals		(814)
Written-off
Exchange adjustment	(604)
Plant and equipment, accumulated depreciation	121,121	95,147	91,815
Plant and equipment, carrying amount	15,564	73
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		13,917
Additions
Disposals		(13,917)
Written-off
Exchange adjustment
Plant and equipment, cost			13,917
Plant and equipment, accumulated depreciation		8,074
Depreciation		689
Disposals		(8,763)
Written-off
Exchange adjustment
Plant and equipment, accumulated depreciation			8,074
Plant and equipment, carrying amount
Office equipments [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		6,247
Additions	11,512
Disposals	(138)
Written-off		(6,247)
Exchange adjustment	(275)
Plant and equipment, cost	11,099		6,247
Plant and equipment, accumulated depreciation		5,317
Depreciation	7,904	103
Disposals	(8)
Written-off		(5,420)
Exchange adjustment	(196)
Plant and equipment, accumulated depreciation	7,700		5,317
Plant and equipment, carrying amount	3,399
Renovation [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		102,750
Additions	20,428
Disposals	(10,540)
Written-off		(102,750)
Exchange adjustment	(247)
Plant and equipment, cost	9,641		102,750
Plant and equipment, accumulated depreciation		43,723
Depreciation	3,831	6,559
Disposals	(1,757)
Written-off		(50,282)
Exchange adjustment	(51)
Plant and equipment, accumulated depreciation	2,023		43,723
Plant and equipment, carrying amount	7,618
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	274,984	274,984
Additions	62,457
Disposals
Written-off	(269,411)
Exchange adjustment	(7,127)
Plant and equipment, cost	60,903	274,984	274,984
Plant and equipment, accumulated depreciation	269,013	224,756
Depreciation	25,244	44,257
Disposals
Written-off	(269,411)
Exchange adjustment	(5,705)
Plant and equipment, accumulated depreciation	19,141	269,013	$ 224,756
Plant and equipment, carrying amount	$ 41,762	$ 5,971